Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO Jeffrey Hawkins[1]	Compensation Actually Paid to PEO Jeffrey Hawkins[2]	Average Summary Compensation Table Total for non-PEO NEOs[3]	Average Compensation Actually Paid to non-PEO NEOs[4]	Value of Initial Fixed $100 Investment Based On QSI Total Shareholder Return	Net Loss ($ Millions)
2025	$3,183,693	$(2,912,443)	$1,555,925	$420,514	$60.11	$(101)
2024	$4,439,833	$8,718,368	$1,645,379	$3,395,764	$147.54	$(101)
2023	$1,052,500	$1,917,506	$1,348,331	$986,477	$109.84	$(96)

Named Executive Officers, Footnote	Our PEO for each reported year is Jeffrey Hawkins, our President and Chief Executive Officer. The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Hawkins in the “Total” column of the Summary Compensation Table in the applicable fiscal year. The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO NEOs in the “Total” column of the Summary Compensation Table in the applicable fiscal year. The individuals comprising the non-PEO named executive officers for each year presented are listed below.

2025	2024	2023
Jeffry R. Keyes	Jeffry R. Keyes	Jeffry R. Keyes
John Vieceli, Ph.D.	Todd Bennett	Grace Johnston, Ph.D.
		Patrick Schneider, Ph.D.

PEO Total Compensation Amount	$ 3,183,693	$ 4,439,833	$ 1,052,500
PEO Actually Paid Compensation Amount	$ (2,912,443)	8,718,368	1,917,506
Adjustment To PEO Compensation, Footnote	In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid to our PEO during fiscal year 2025, which consisted solely of adjustments to the PEO’s equity awards.

Description of Adjustment	2025
Summary Compensation Table - Total Compensation	$3,183,693
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(1,999,999)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,833,333
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(4,843,035)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(1,086,435)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Compensation Actually Paid	$(2,912,443)

Non-PEO NEO Average Total Compensation Amount	$ 1,555,925	1,645,379	1,348,331
Non-PEO NEO Average Compensation Actually Paid Amount	$ 420,514	3,395,764	986,477
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with SEC rules, the following adjustments were made to determine the compensation actually paid on average to our non-PEO NEOs during the fiscal year 2025, which consisted solely of adjustments to the non-PEO NEOs’ equity awards.

Description of Adjustment	2025
Summary Compensation Table - Total Compensation	$1,555,925
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(875,000)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	729,037
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(873,455)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	99,609
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(215,602)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
Compensation Actually Paid	$420,514

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 60.11	147.54	109.84
Net Income (Loss)	$ (101,000,000)	$ (101,000,000)	$ (96,000,000)
PEO Name	Jeffrey Hawkins	Jeffrey Hawkins	Jeffrey Hawkins
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,999,999)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,833,333
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,843,035)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,086,435)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(875,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	729,037
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(873,455)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,609
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(215,602)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0